SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements of the Company were prepared in accordance with U.S. Generally Accepted Accounting Principles (“US GAAP”) and include the assets, liabilities, revenues and expenses of the Company’s wholly-owned subsidiaries over which the Company exercises control. Intercompany transactions and balances were eliminated in consolidation.

The Merger was accounted for as a “reverse merger.” Furthermore, the Merger was deemed to be a recapitalization of IH LLC, and as such, all capital accounts for 2013 have been restated as if the Merger had occurred prior to the earliest period presented. IH LLC was deemed to be the acquirer in the Merger for accounting purposes. Consequently, the assets and liabilities and the historical operations of the Company that are reflected in the consolidated financial statements prior to the Merger are those of IH LLC, and the consolidated financial statements of the Company after completion of the Merger include the assets and liabilities of IH LLC, historical operations of IH LLC and operations of IH LLC from the Closing Date of the Merger.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from these estimates. The Company’s significant estimates and assumptions include stock-based compensation and the valuation allowance related to the Company’s deferred tax assets.  Certain of the Company’s estimates could be affected by external conditions, including those unique to the Company and general economic conditions. It is reasonably possible that these external factors could have an effect on the Company’s estimates and could cause actual results to differ from those estimates and assumptions.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company maintains its cash in bank deposit and money market accounts that, at times, may exceed federally insured limits. The Company considers money market accounts that have maturity dates of three months or less from the purchase date to be cash equivalents.

Earnings (Loss) per Share
Earnings (Loss) per Share

Basic earnings (loss) per share (“EPS”) is computed by dividing net income applicable to common stock by the weighted-average number of common shares outstanding, less any unvested restricted stock outstanding. Under the treasury stock method, diluted EPS reflects the potential dilution that could occur if securities or other instruments that are convertible into common stock were exercised or could result in the issuance of common stock. As of December 31, 2014 and 2013, the following financial instruments were not included in the diluted loss per share calculation because their effect was anti-dilutive:

	2014	2013
Common Stock options	3,628,000	2,305,000
Common Stock warrants	1,980,318	1,980,318
Unvested Restricted Stock	—	1,445,000
Preferred Stock	14,999,000	14,999,000
Contingency shares	2,166,667	2,166,667
Excluded potentially dilutive securities	22,773,985	22,895,985

Revenue Recognition
Revenue Recognition

Licensing and Enforcement

We derive the majority of our revenue from patent licensing and enforcement. In general, these revenue arrangements provide for the payment of contractually determined fees in consideration for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. Significantly all of the patent licenses are granted on the entire portfolio rather than individual patents. Most of the intellectual property rights granted are perpetual in nature, extending until the expiration of the related patents, and can be granted for a defined, relatively short period of time. The Company recognizes licensing and enforcement fees when there is persuasive evidence of a licensing arrangement, fees are fixed or determinable, delivery has occurred and collectability is reasonably assured.

The United States Patent UtilityTM

The Company’s revenues are derived from month-to-month subscriptions to services, billable annually in advance. Subscription revenue is earned each month as the service is rendered to subscribers on a monthly basis. The Company recognizes revenue when the subscribers use the Patent Utility’s services, the service has been rendered and earned during the month, the amount of the subscription is fixed or determinable based on established rates quoted on an annualized basis and collectability is reasonably assured. A provision for billing adjustments and cancellation of services is estimated and accounted for as a reduction of revenue, with a corresponding reduction to accounts receivable. In general, subscriptions are contracted for a year and subscribers are entitled to refunds on a pro-rata basis.

Costs Associated with Revenue
Costs Associated with Revenue

Licensing and Enforcement

Contingent legal and consulting fees are expensed in the Consolidated Statements of Operations in the period that the related revenues are recognized. In instances where there are no recoveries from potential infringers, no contingent legal and consulting fees are required to be paid; however, the Company may be liable for certain out of pocket legal and consulting costs incurred pursuant to the underlying legal and consulting services agreement. Legal fees advanced by contingent law firms, if any, that are required to be paid in the event that no license recoveries are obtained are expensed as incurred and included in liabilities in the Consolidated Balance Sheets.

The United States Patent UtilityTM

Cost of services is comprised of compensation for Company employees within the software and systems engineering groups in addition to data costs, computer maintenance and amortization expenses. The expenses related to our hosted software applications are affected by the number of customers who subscribe to our products and the complexity and redundancy of our software applications and hosting infrastructure. The Company expenses these costs as they are incurred.

Investment
Investment

In cases where the Company’s investment is less than 20% of the outstanding voting stock and significant influence does not exist, the investment is carried at cost, and evaluated for impairment on an annual basis.

Income Taxes
Income Taxes

As a result of the Merger, beginning on September 18, 2013, the Company’s results of operations are taxed as a C Corporation. Prior to the Merger, the Company’s operations were taxed as a limited liability company, whereby the Company elected to be taxed as a partnership and the income or loss was required to be reported by each respective member on their separate income tax returns. Therefore, no provision for income taxes has been provided in the accompanying consolidated financial statements for the period from January 1, 2013 to September 18, 2013.

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax liabilities and assets are determined based on the difference between the financial statement basis and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The Company estimates the degree to which tax assets and credit carryforwards will result in a benefit based on expected profitability by tax jurisdiction. A valuation allowance for such tax assets and loss carryforwards is provided when it is determined to be more likely than not that the benefit of such deferred tax asset will not be realized in future periods. Tax benefits of operating loss carryforwards are evaluated on an ongoing basis, including a review of historical and projected future operating results, the eligible carryforward period, and other circumstances. If it becomes more likely than not that a tax asset will be used, the related valuation allowance on such assets would be reduced.

The Company recognizes interest and penalties related to uncertain tax positions in general and administrative expenses. As of December 31, 2014, the Company has no unrecognized tax positions, including interest and penalties. The Company files tax returns in United States Federal and various state jurisdictions and the Company’s tax returns are subject to examination by tax authorities for years beginning with December 31, 2013.

Revenue Concentrations
Revenue Concentrations

The Company considers significant revenue concentrations to be counterparties who account for 10% or more of the total revenues generated by the Company in its Licensing and Enforcement segment during the period. For the years ended December 31, 2014 and 2013, the amount of revenue derived from counterparties representing more than 10% of our total revenues was 96% (with three counterparties representing 45%, another 36% and a third 15%) and was 89% (with three counterparties representing 46%, another 28% and a third 15%), respectively.

Stock Based Compensation
Stock Based Compensation

The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. For employees and directors, the fair value of the award is measured on the grant date and for non-employees, the fair value of the award is generally re-measured on each financial reporting dates and vesting dates until the service period is complete. The fair value amount is then recognized over the period services are required to be provided in exchange for the award, usually the vesting period. The Company recognizes employee stock-based compensation expense on a straight line basis over the requisite service period for each separately vesting tranche of each award. Stock-based compensation expense is reflected within operating expenses in the Consolidated Statements of Operations.

Website development costs
Website development costs

Website development costs are expensed as incurred as they were incurred prior to technological feasibility. Post launch, all costs incurred by the Company related to the development phase, including costs incurred for enhancements that are expected to result in additional new functionality, are capitalized. Such costs are amortized on a straight-line basis over 36 months. All costs related to the planning and post-implementation phase, including training and maintenance, are expensed as incurred. Capitalized costs related to improvements and enhancements to the functionality of the Patent Utility are included in property and equipment, net in the Company’s Consolidated Balance Sheets.

Property and equipment, net
Property and equipment, net

Property and equipment consist primarily of computer and network hardware and are stated at cost net of accumulated depreciation and amortization expenses. Leasehold improvements are amortized over the shorter of their estimated useful lives or the remaining term of the lease. Lease amortization is included in depreciation expense. Equipment and software are depreciated on a straight-line basis over two to five years. Costs related to maintenance and repairs are expensed as incurred.

Deferred Revenue	Deferred Revenue Represents prepaid subscription revenue for future periods from subscribers in connection the Patent Utility.

Net Contribution (Distribution) from/ to Related Party Shareholder
Net Contribution (Distribution) from/ to Related Party Shareholder

Net contribution (distribution) to related party shareholder in 2014 and 2013 consists primarily of non-cash net transfers to/from Walker Digital in connection with the Shared Services Agreement described in Note 7.

Impact of Recently Issued Accounting Standards
Impact of Recently Issued Accounting Standards

Revenue Recognition
In May 2014, the FASB issued an accounting standard update which provides clarified principles for recognizing revenue arising from contracts with clients and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In applying the revenue model to contracts within its scope, an entity will identify the contract with a client, identify the performance obligations in the contract, determine the transaction price, allocate the transaction price to the performance obligations in the contract and recognize revenue when (or as) the entity satisfies a performance obligation. This accounting standard update will be effective for the Company in periods beginning after December 15, 2016. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.

Going Concern
In August 2014, the FASB issued an accounting standard update that requires management to evaluate and disclose whether there are conditions and events that raise substantial doubt about an entity’s ability to continue as a going concern within one year after financial statements are issued. The evaluation and disclosure will be required to be made for both annual and interim reporting periods, if applicable, along with an evaluation as to whether management’s plans alleviate that doubt. This accounting standard update will be effective for the Company beginning in the first quarter of fiscal 2017. The Company is currently evaluating the impact of this accounting standard update on its consolidated financial statements.